EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 21, 2014 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION EACH DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2013, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the names of certain of the Trust’s Portfolios.

Information Regarding

EQ/AXA Franklin Small Cap Value Core Portfolio

EQ/Franklin Core Balanced Portfolio

EQ/Global Multi-Sector Equity Portfolio

EQ/International Core PLUS Portfolio

EQ/International Value PLUS Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Large Cap Value PLUS Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/Mutual Large Cap Equity Portfolio

EQ/Templeton Global Equity Portfolio

On or about May 1, 2014, the names of the Portfolios listed above, will change as indicated in the table below:

Current Portfolio Name	New Portfolio Name
EQ/AXA Franklin Small Cap Value Core Portfolio	AXA/Franklin Small Cap Value Managed Volatility Portfolio
EQ/Franklin Core Balanced Portfolio	AXA/Franklin Balanced Managed Volatility Portfolio
EQ/Global Multi-Sector Equity Portfolio	AXA Global Equity Managed Volatility Portfolio
EQ/International Core PLUS Portfolio	AXA International Core Managed Volatility Portfolio
EQ/International Value PLUS Portfolio	AXA International Value Managed Volatility Portfolio
EQ/Large Cap Core PLUS Portfolio	AXA Large Cap Core Managed Volatility Portfolio
EQ/Large Cap Growth PLUS Portfolio	AXA Large Cap Growth Managed Volatility Portfolio
EQ/Large Cap Value PLUS Portfolio	AXA Large Cap Value Managed Volatility Portfolio
EQ/Mid Cap Value PLUS Portfolio	AXA Mid Cap Value Managed Volatility Portfolio
EQ/Mutual Large Cap Equity Portfolio	AXA/Mutual Large Cap Equity Managed Volatility Portfolio
EQ/Templeton Global Equity Portfolio	AXA/Templeton Global Equity Managed Volatility Portfolio

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